REALITY SHARES ETF TRUST

Reality Shares DIVS ETF

Supplement dated April 17, 2020 to the currently effective Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”), and Statement of Additional Information (the “SAI”) for the Reality Shares DIVS ETF (the “Fund”).

Effective immediately, the number of Fund shares required to form a Creation Unit has changed from 25,000 to 5,000. As a result, any reference in the Prospectuses and SAI to the number of Fund shares required to form a Creation Unit of the Fund is updated accordingly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2020.1